Share-Based Compensation, Turning Point Compensation Expense (Details) - Turning Point [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation [Abstract]
Compensation expense related to options	$ 1.7	$ 0.7
Unrecognized compensation expense related to options	$ 1.1
Period over which unrecognized compensation expense will be expensed	1 year 11 months 8 days